Sun Life Assurance and Annuity Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts  02481

August 10, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor")
Registration Statement on Form N-4 ("Registration Statement" or "N-4 Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-4 of Sun Life of Canada (U.S.) Variable Account F.

The Registration Statement is being filed for the purpose of registering an indefinite number of flexible payment deferred annuity contracts (the "New Contracts") to be used in connection with retirement and deferred compensation plans.

On behalf of Registrant, we hereby request that the Prospectus, which is part of the Registration Statement, be given selective review.  The basis for this request is that the Contracts are simply a revised version of certain flexible premium deferred annuity contracts issued by the Depositor (File No. 333-74844) (the “Existing Contracts”).  The differences between the Registration Statement and the Form N-4 registration statement for the Existing Contracts are limited.  The principal substantive differences are:

1)
Whereas the Existing Contracts contain disclosure about option benefits and programs no longer available to new contract owners, the New Contracts describe only benefits and programs currently available.

2)	Unlike the Existing Contracts, the New Contracts do not provide a market value adjustment feature.

3)	Whereas the Existing Contracts offer a single optional living benefit, Sun Income Riser, the New Contracts only offers three new optional living benefits.

Moreover, the enclosed Registration Statement does not present any novel disclosure or regulatory issues.  A courtesy copy of the Prospectus, provided to the Commission Staff under separate cover, has been marked to show the differences from the prospectus for the existing contracts.

Registrant intends file a pre-effective amendment to the N-4 Registration Statement to respond to any the Commission Staff’s comments.

Should you have any questions regarding this filing, please contact the undersigned at (781) 263-6402 or Elizabeth Love at (781)263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:  Rebecca M. Marquigny, Esquire
      Elizabeth B. Love, Esquire

[Masters Flex]